RETIREMENT BENEFIT PLANS	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
RETIREMENT BENEFIT PLANS
RETIREMENT BENEFIT PLANS
Brookfield Infrastructure offers pension plans to certain employees of its subsidiaries. Brookfield Infrastructure’s obligations under its defined benefit pension plans are determined periodically through the preparation of actuarial valuations. The benefit plans’ expense for 2018 was $2 million (2017: $10 million, 2016: $7 million). The discount rate used was 4.5% (2017: 4.1%, 2016: 4.2%) with a rate of compensation of 3.0% (2017: 3.5%, 2016: 3.5%).

US$ MILLIONS	2018	2017
Plan assets	$287	$228
Less accrued benefit obligation	(368)	(328)
Accrued benefit liability (1)	$(81)	$(100)

(1)	Presented within ‘Accounts payable and other’ of the consolidated statements of financial position.